Equity	12 Months Ended
Jul. 31, 2026
Equity [Abstract]
EQUITY
7.	equity

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

As of July 31, 2026, the Company had 8,792,553 (July 31, 2025 – 7,134,895) common shares issued and outstanding.

During the year ended July 31, 2026:

●	The Company completed a non-brokered private placement consisting of 207,625 common shares at a price of $4.56 (CA$6.30) per share, for gross proceeds of $946,092 (CA$1,308,038).

●	In connection with the private placement, the Company paid a cash finder’s fee of $94,609 (CA$130,804) and incurred additional share issuance costs of $5,416 (CA$7,540).

●	479,000 stock options were exercised for proceeds of $173,772 (CA$239,500). In addition, the Company reclassified the grant date fair value of the exercised stock options of $121,498 (CA$164,723) from stock options reserve to share capital.

●	The Company issued 538,000 common shares with a grant date fair value of $343,014 (CA$468,450) pursuant to restricted share units.

●	As discussed in Note 6, the Company issued 27,125 units in connection with the conversion of the 2025 Convertible Notes with a principal value of $17,939 (CA$25,000), including interest of $1,529 (CA$2,126). Each unit consists of one common share of the Company and one share purchase warrant. Each unit consists of:

-	One common share of the Company; and

-	One share purchase warrant, exercisable into an additional common share of the Company at an exercise price of CA$1.00 for a period of three years.

For accounting purposes, the Company estimated the grant-date fair value of warrants issued upon conversion of the 2025 Convertible Notes using the Black-Scholes option pricing model, with the following assumptions:

-	Risk-free interest rate: 2.71%

-	Expected life: 3 years

-	Expected volatility: 135%

-	Expected dividend yield: 0%

The total fair value of the warrants was $9,116 (CA$12,710), which was recorded in warrants reserve. The value attributed to the warrants was determined on a relative fair value basis compared to the fair value of the common shares. The remaining balance of $9,777 ($13,612) was recorded as common shares.

●	As discussed in Note 6, the Company issued 405,907 units in connection with the conversion of the 2024 Convertible Notes with a principal value of $145,482 (CA$200,000), including interest of $30,551 (CA42,000).

Each unit consists of one common share of the Company and one share purchase warrant.

For the units issued for the conversion of the principal, each unit consists of:

-	One common share of the Company; and

-	One share purchase warrant, exercisable into an additional common share of the Company at an exercise price of CA$0.75 for a period of three years.

For the units issued for the conversion of the interest, each unit consists of:

-	One common share of the Company; and

-	One share purchase warrant, exercisable into an additional common share of the Company at an exercise price of CA$7.29 for a period of three years.

For accounting purposes, the Company estimated the grant-date fair value of warrants issued upon conversion of the 2025 Convertible Notes using the Black-Scholes option pricing model, with the following assumptions:

-	Risk-free interest rate: 2.91%

-	Expected life: 3 years

-	Expected volatility: 128%

-	Expected dividend yield: 0%

The total fair value of the warrants was $83,237 (CA$115,062), which was recorded in warrants reserve. The value attributed to the warrants was determined on a relative fair value basis compared to the fair value of the common shares. The remaining balance of $91,804 ($126,938) was recorded as common shares.

During the year ended July 31, 2025, no share capital transactions occurred.

Obligation to issue shares

As discussed in Note 2, on January 1, 2025, the Company entered into agreements with its directors, officers, and consultants for the issuance of 920,147 common shares of the Company (“Bonus Shares”), of which 414,383 Bonus Shares were allocated to the Company’s directors and officers. The Bonus Shares were earned upon the successful filing of the initial filing statement related to the proposed transaction on October 29, 2024, and are to be issued upon a future closing of the proposed transaction. The fair value of the Bonus Shares, totaling $828,132 (CA$1,173,187), was recorded as stock-based compensation in the statements of operations for the year ended July 31, 2025.

Warrants

The following table summarizes the changes in warrants outstanding during the years ended July 31, 2026 and 2025:

	Year ended			Year ended
	July 31, 2026			July 31, 2025
	Number outstanding	Weighted average exercise price		Number outstanding	Weighted average exercise price
Balance, beginning of period	571,300	CA$	12.50	571,300	CA$	12.50
Issued	433,032		0.85	-		-
Expired	(571,300)		12.50	-		-
Balance, end of period	433,032	CA$	0.85	571,300	CA$	12.50

Apart from the discussion above, during the years ended July 31, 2026 and 2025, no warrants were issued, exercised, or cancelled.

The following table presents a summary of the Company’s outstanding warrants as of July 31, 2026:

Expiry Date	Number Outstanding and Exercisable	Remaining Contractual Life (Years)	Exercise Price Per Share (in dollar)
October 22, 2028	21,483	2.23	1.00
April 29, 2029	5,642	2.75	1.00
May 17, 2029	400,000	2.80	0.75
May 17, 2029	5,907	2.80	7.29
	433,032

Incentive Plan

On July 14, 2022, the Board of Directors adopted an omnibus incentive plan as a 20% rolling plan (the “Plan”), pursuant to which the Company may grant stock options and restricted share units (“RSUs”) to the Company’s directors, officers, employees, and consultants.

Under the Plan, the number of stock options that may be issued is limited to no more than 10% of the Company’s issued and outstanding shares immediately prior to the grant. The exercise price of each stock option shall equal the market price of the Company’s shares, less any applicable discount, as calculated on the date of grant. Stock options can be granted for a maximum term of 10 years and vest at the discretion of the Board of Directors.

Under the Plan, the number of RSUs that may be issued is limited to no more than 10% of the Company’s issued and outstanding shares immediately prior to the grant. The RSUs will be subject to any restriction imposed by the Board of Directors.

Stock Options

The changes in stock options during the years ended July 31, 2026 and 2025, are as follows:

	Year ended			Year ended
	July 31, 2026			July 31, 2025
	Number outstanding	Weighted average exercise price		Number outstanding	Weighted average exercise price
Balance, beginning of period	479,000	CA$	0.50	479,000	CA$	0.50
Exercised	(479,000)		0.50
Balance, end of period	-	CA$	-	479,000	CA$	0.50

During the year ended July 31, 2026, the Company issued 479,000 common shares upon the exercise of stock options.

Apart from the discussion above, during the year ended July 31, 2026 and 2025, no options were issued, exercised, or cancelled.

No stock-based compensation expense arising from stock options was recognized during the years ended July 31, 2026 and 2025.

RSUs

The Company determined the fair value of the RSUs issued by using the market price of the Company’s common shares on the issuance date.

During the year ended July 31, 2026, the Company recognized stock-based compensation expense arising from RSUs of $nil (July 31, 2025 – US$323,706 (CA$ 441,951)).

As of July 31, 2026, a total of 170,000 RSUs were issued and outstanding (July 31, 2025 – 708,000) of which 170,000 were fully vested as of July 31, 2026 (July 31, 2025 – 543,000).